Cash and Cash Equivalents and Financial Investments (Tables)	12 Months Ended
Dec. 31, 2019
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Cash and cash equivalents
Cash and cash equivalents of the Company and its subsidiaries are presented as follows:

	12/31/2019	12/31/2018

Cash and bank deposits
In local currency	182,237	117,231
In foreign currency	102,755	88,251

Financial investments considered cash equivalents
In local currency
Fixed-income securities	1,780,939	3,722,308
In foreign currency
Fixed-income securities	49,448	11,161

Total cash and cash equivalents	2,115,379	3,938,951

Financial investments
The financial investments, which are not classified as cash and cash equivalents, are presented as follows:

	12/31/2019	12/31/2018

Financial investments
In local currency
Fixed-income securities and funds	2,610,686	2,537,315

In foreign currency
Fixed-income securities and funds	303,417	154,811

Currency and interest rate hedging instruments (a)	682,615	363,329

Total financial investments	3,596,718	3,055,455

Current	3,090,212	2,853,106
Non-current	506,506	202,349

(a)	Accumulated gains, net of income tax (see Note 34.i).